Shareholder Report, Line Graph (Details) - USD ($)	3 Months Ended	12 Months Ended	44 Months Ended	56 Months Ended	100 Months Ended	103 Months Ended	112 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Nov. 02, 2020	Jun. 30, 2020	Nov. 01, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Feb. 29, 2016	Dec. 14, 2015	Jun. 30, 2015	Mar. 03, 2015	Jun. 30, 2014
C000145004
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Integrity Discovery Fund
Account Value	$ 19,014	$ 19,014	$ 19,014	$ 19,014	$ 19,014	$ 19,014	$ 19,014	$ 19,014				$ 16,762				$ 15,798				$ 18,645				$ 9,838		$ 12,907	$ 14,669	$ 12,672	$ 9,721			$ 10,491		$ 9,424
C000145005
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Integrity Discovery Fund
Account Value	18,907	$ 18,907	18,907	18,907	18,907	18,907	18,907	18,907				16,668				15,709				18,697				9,949		13,163	15,086	13,131	10,154			11,041		10,000
C000145007
Account Value [Line Items]
Account Value	20,636	20,636	20,636	20,636	20,636	20,636	20,636	20,636				18,155				17,081				20,122				10,585		13,862	15,719	13,542	10,368			11,160		10,000
C000219865
Account Value [Line Items]
Account Value	17,679	$ 17,679	17,679	17,679	17,679	17,679	17,679	17,679	$ 18,281	$ 17,710	$ 15,199	15,566	$ 14,990	$ 15,439	$ 14,169	14,663	$ 17,162	$ 17,556	$ 16,894	17,285	$ 16,109	$ 12,814	$ 10,000
C000144991
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Integrity Mid-Cap Value Fund
Account Value	20,084	$ 20,084	20,084	20,084	20,084	20,084	20,084	20,084				17,977				15,793				16,902				10,653		12,373	12,328	11,074	9,541			9,502		9,423
C000217047
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Integrity Mid-Cap Value Fund
Account Value	15,081	$ 15,081	15,081	15,081	15,081	15,081	15,081	15,081				13,599				12,036				12,979				8,245	$ 10,000
C000164741
Account Value [Line Items]
Account Value	23,754	23,754	23,754	23,754	23,754	23,754	23,754	23,754				21,170				18,523				19,748				12,401		14,341	14,238	12,749	10,950		$ 10,000
C000144992
Account Value [Line Items]
Account Value	21,879	21,879	21,879	21,879	21,879	21,879	21,879	21,879				19,538				17,118				18,279				11,494		13,314	13,237	11,863	10,189			10,115		10,000
C000219863
Account Value [Line Items]
Account Value	17,124	$ 17,124	17,124	17,124	17,124	17,124	17,124	17,124	17,710	16,061	14,680	15,301	14,574	14,264	12,832	13,420	15,751	15,295	14,090	14,346	13,721	11,898	10,000
C000144977
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Integrity Small-Cap Value Fund
Account Value	17,705	$ 17,705	17,705	17,705	17,705	17,705	17,705	17,705				16,034				13,795				15,700				8,702		11,500	12,387	11,005	8,968			9,629		9,425
C000144978
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Integrity Small-Cap Value Fund
Account Value	17,726	$ 17,726	17,726	17,726	17,726	17,726	17,726	17,726				16,053				13,811				15,833				8,852		11,789	12,784	11,429	9,374			10,140		10,000
C000144979
Account Value [Line Items]
Account Value	18,295	18,295	18,295	18,295	18,295	18,295	18,295	18,295				16,623				14,347				16,362				9,095		12,052	13,014	11,590	9,467			10,220		10,000
C000144980
Account Value [Line Items]
Account Value	19,777	19,777	19,777	19,777	19,777	19,777	19,777	19,777				17,826				15,265				17,274				9,522		12,520	13,415	11,853	9,605			10,263		10,000
C000144981
Account Value [Line Items]
Account Value	19,496	$ 19,496	19,496	19,496	19,496	19,496	19,496	19,496				17,589				15,078				17,081				9,430		12,414	13,325	11,791	9,576			10,246		10,000
C000144993
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Integrity Small/Mid-Cap Value Fund
Account Value	18,950	$ 18,950	18,950	18,950	18,950	18,950	18,950	18,950				17,287				15,022				16,443				9,493		11,715	11,913	10,622	8,781			9,301		9,428
C000155526
Account Value [Line Items]
Account Value	20,595	20,595	20,595	20,595	20,595	20,595	20,595	20,595				18,727				16,218				17,702				10,193		12,537	12,713	11,297	9,310			9,833	$ 10,000
C000144994
Account Value [Line Items]
Account Value	20,612	20,612	20,612	20,612	20,612	20,612	20,612	20,612				18,759				16,252				17,751				10,225		12,582	12,767	11,347	9,359			9,886		10,000
C000219864
Account Value [Line Items]
Account Value	18,209	$ 18,209	18,209	18,209	18,209	18,209	18,209	18,209	18,998	17,501	15,958	16,578	15,768	15,299	13,664	14,373	17,071	16,637	15,432	15,717	14,951	12,496	10,000
C000144984
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Munder Multi-Cap Fund
Account Value	26,977	$ 26,977	26,977	26,977	26,977	26,977	26,977	26,977				21,927				17,999				19,717				14,080		13,868	13,483	11,892	10,130			10,553		9,426
C000144985
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Munder Multi-Cap Fund
Account Value	26,834	$ 26,834	26,834	26,834	26,834	26,834	26,834	26,834				21,811				17,904				19,789				14,249		14,152	13,845	12,309	10,570			11,105		10,000
C000144987
Account Value [Line Items]
Account Value	29,653	$ 29,653	29,653	29,653	29,653	29,653	29,653	29,653				24,026				19,661				21,470				15,277		14,988	14,522	12,761	10,827			11,232		10,000
C000144988
Account Value [Line Items]
Line Graph and Table Measure Name		Victory S&P 500 Index Fund
Account Value	30,971	$ 30,971	30,971	30,971	30,971	30,971	30,971	30,971				25,002				21,032				23,661				16,901		15,801	14,391	12,654	10,801			10,437		9,777
C000144989
Account Value [Line Items]
Account Value	30,435	30,435	30,435	30,435	30,435	30,435	30,435	30,435				24,647				20,818				23,513				16,863		15,824	14,476	12,776	10,958			10,635		10,000
C000144990
Account Value [Line Items]
Account Value	32,105	$ 32,105	32,105	32,105	32,105	32,105	32,105	32,105				25,898				21,768				24,473				17,461		16,308	14,835	13,018	11,095			10,694		10,000
C000144972
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Munder Mid-Cap Core Growth Fund
Account Value	19,290	$ 19,290	19,290	19,290	19,290	19,290	19,290	19,290				17,296				15,536				18,683				12,664		13,062	12,537	11,186	9,546			10,370		9,425
C000144973
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Munder Mid-Cap Core Growth Fund
Account Value	19,327	$ 19,327	19,327	19,327	19,327	19,327	19,327	19,327				17,329				15,565				18,874				12,882		13,394	12,940	11,629	9,988			10,926		10,000
C000144975
Account Value [Line Items]
Account Value	21,346	21,346	21,346	21,346	21,346	21,346	21,346	21,346				19,063				17,058				20,438				13,791		14,159	13,541	12,029	10,218			11,051		10,000
C000144976
Account Value [Line Items]
Account Value	21,046	$ 21,046	21,046	21,046	21,046	21,046	21,046	21,046				18,805				16,844				20,205				13,653		14,041	13,441	11,959	10,179			11,029		10,000
C000144995
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Trivalent International Fund - Core Equity
Account Value	13,958	$ 13,958	13,958	13,958	13,958	13,958	13,958	13,958				12,046				10,467				12,976				9,960		10,468	10,633	9,869	8,296			9,263		9,425
C000144997
Account Value [Line Items]
Account Value	15,385	15,385	15,385	15,385	15,385	15,385	15,385	15,385				13,232				11,466				14,161				10,839		11,350	11,470	10,614	8,896			9,876		10,000
C000155527
Account Value [Line Items]
Account Value	15,844	15,844	15,844	15,844	15,844	15,844	15,844	15,844				13,634				11,804				14,559				11,151		11,656	11,788	10,901	9,131			10,130	10,000
C000144998
Account Value [Line Items]
Account Value	15,168	$ 15,168	15,168	15,168	15,168	15,168	15,168	15,168				13,058				11,332				13,997				10,716		11,232	11,384	10,540	8,837			9,839		10,000
C000144999
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Trivalent International Small-Cap Fund
Account Value	15,123	$ 15,123	15,123	15,123	15,123	15,123	15,123	15,123				13,822				12,220				16,342				11,622		11,605	12,495	10,947	8,970			9,764		9,423
C000145000
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Trivalent International Small-Cap Fund
Account Value	15,112	$ 15,112	15,112	15,112	15,112	15,112	15,112	15,112				13,812				12,211				16,466				11,798		11,875	12,876	11,367	9,383			10,297		10,000
C000145001
Account Value [Line Items]
Account Value	16,714	16,714	16,714	16,714	16,714	16,714	16,714	16,714				15,222				13,397				17,852				12,647		12,579	13,481	11,763	9,606			10,412		10,000
C000145002
Account Value [Line Items]
Account Value	16,526	16,526	16,526	16,526	16,526	16,526	16,526	16,526				15,056				13,260				17,693				12,536		12,491	13,411	11,714	9,580			10,401		10,000
C000145003
Account Value [Line Items]
Account Value	16,452	$ 16,452	16,452	16,452	16,452	16,452	16,452	16,452				15,006				13,229				17,654				12,524		12,473	13,394	11,703	9,571			10,390		10,000
C000144969
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Total Return Bond Fund
Account Value	10,601	$ 10,601	10,601	10,601	10,601	10,601	10,601	10,601				10,368				10,507				11,737				11,544		10,731	10,146	10,195	10,097			9,771		9,777
C000144970
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Total Return Bond Fund
Account Value	10,202	$ 10,202	10,202	10,202	10,202	10,202	10,202	10,202				9,977				10,112				11,391				11,288		10,573	10,065	10,180	10,167			9,913		10,000
C000155525
Account Value [Line Items]
Account Value	11,000	11,000	11,000	11,000	11,000	11,000	11,000	11,000				10,717				10,832				12,076				11,847		10,976	10,349	10,362	10,240			9,884	10,000
C000144971
Account Value [Line Items]
Account Value	11,127	$ 11,127	11,127	11,127	11,127	11,127	11,127	11,127				10,844				10,962				12,223				11,994		11,113	10,485	10,499	10,377			10,018		10,000
C000002333
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Diversified Stock Fund
Account Value	25,722	$ 25,722	25,722	25,722	25,722	25,722	25,722	25,722				20,801				17,053				18,624				13,220		12,749	12,212	10,707	9,572			9,719		9,425
C000002336
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Diversified Stock Fund
Account Value	25,437	$ 25,437	25,437	25,437	25,437	25,437	25,437	25,437				20,571				16,865				18,592				13,325		12,972	12,535	11,082	9,995			10,232		10,000
C000052113
Account Value [Line Items]
Account Value	27,988	27,988	27,988	27,988	27,988	27,988	27,988	27,988				22,589				18,472				20,121				14,248		13,705	13,093	11,450	10,214			10,342		10,000
C000002337
Account Value [Line Items]
Account Value	26,520	26,520	26,520	26,520	26,520	26,520	26,520	26,520				21,518				17,686				19,367				13,789		13,338	12,807	11,261	10,097			10,284		10,000
C000138365
Account Value [Line Items]
Account Value	28,112	28,112	28,112	28,112	28,112	28,112	28,112	28,112				22,684				18,535				20,182				14,284		13,733	13,114	11,461	10,220			10,345		10,000
C000111270
Account Value [Line Items]
Account Value	27,878	$ 27,878	27,878	27,878	27,878	27,878	27,878	27,878				22,514				18,415				20,059				14,208		13,670	13,065	11,437	10,203			10,341		10,000
C000002358
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Special Value Fund
Account Value	24,240	$ 24,240	24,240	24,240	24,240	24,240	24,240	24,240				19,643				16,158				17,612				12,535		12,139	11,709	10,295	9,284			9,417		9,426
C000002359
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Special Value Fund
Account Value	23,942	$ 23,942	23,942	23,942	23,942	23,942	23,942	23,942				19,401				15,959				17,546				12,595		12,307	11,976	10,633	9,672			9,901		10,000
C000052117
Account Value [Line Items]
Account Value	26,171	26,171	26,171	26,171	26,171	26,171	26,171	26,171				21,152				17,360				18,890				13,421		12,975	12,492	10,980	9,890			10,018		10,000
C000002360
Account Value [Line Items]
Account Value	24,952	$ 24,952	24,952	24,952	24,952	24,952	24,952	24,952				20,284				16,737				18,310				13,070		12,700	12,282	10,833	9,794			9,962		10,000
C000225921
Account Value [Line Items]
Line Graph and Table Measure Name		Victory THB US Small Opportunities Fund
Account Value	16,952	$ 16,952	16,952	16,952	16,952	16,952	16,952	16,952				16,512				14,547				20,099				10,814		12,273	13,434	11,370	8,423			9,023		9,423
C000225922
Account Value [Line Items]
Account Value	18,817	$ 18,817	18,817	18,817	18,817	18,817	18,817	18,817				18,243				15,999				22,005				11,791		13,321	14,521	12,239	9,023			9,620		10,000
C000002329
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Strategic Allocation Fund
Account Value	17,116	$ 17,116	17,116	17,116	17,116	17,116	17,116	17,116				15,463				14,173				15,969				12,556		12,299	11,837	11,107	10,123			10,115		9,775
C000002330
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Strategic Allocation Fund
Account Value	16,504	$ 16,504	16,504	16,504	16,504	16,504	16,504	16,504				14,911				13,666				15,522				12,293		12,132	11,758	11,119	10,206			10,267		10,000
C000052111
Account Value [Line Items]
Account Value	17,942	$ 17,942	17,942	17,942	17,942	17,942	17,942	17,942				16,171				14,784				16,622				13,035		12,730	12,224	11,439	10,400			10,372		10,000
C000002344
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Fund for Income
Account Value	10,694	$ 10,694	10,694	10,694	10,694	10,694	10,694	10,694				10,259				10,305				10,850				10,954		10,556	10,090	10,154	10,280			10,046		9,773
C000002345
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Fund for Income
Account Value	10,262	$ 10,262	10,262	10,262	10,262	10,262	10,262	10,262				9,844				9,889				10,500				10,687		10,388	10,003	10,157	10,355			10,204		10,000
C000098399
Account Value [Line Items]
Account Value	11,243	11,243	11,243	11,243	11,243	11,243	11,243	11,243				10,757				10,762				11,316				11,383		10,941	10,428	10,477	10,566			10,299		10,000
C000002346
Account Value [Line Items]
Account Value	10,941	10,941	10,941	10,941	10,941	10,941	10,941	10,941				10,496				10,543				11,100				11,194		10,801	10,324	10,387	10,506			10,278		10,000
C000155524
Account Value [Line Items]
Account Value	10,992	10,992	10,992	10,992	10,992	10,992	10,992	10,992				10,484				10,503				11,045				11,107		10,686	10,184	10,219	10,308			10,056	10,000
C000111273
Account Value [Line Items]
Account Value	11,169	11,169	11,169	11,169	11,169	11,169	11,169	11,169				10,678				10,705				11,260				11,346		10,913	10,409	10,453	10,563			10,302		10,000
C000219862
Account Value [Line Items]
Account Value	9,848	$ 9,848	9,848	9,848	9,848	9,848	9,848	9,848	9,750	9,685	9,427	9,420	9,442	9,312	9,257	9,447	9,545	9,834	9,921	9,942	9,959	9,992	10,000
C000002332
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Investment Grade Convertible Fund
Account Value	18,225	$ 18,225	18,225	18,225	18,225	18,225	18,225	18,225				16,954				16,380				17,983				14,306		13,801	12,822	11,566	10,197			10,274		9,778
C000052112
Account Value [Line Items]
Account Value	19,391	19,391	19,391	19,391	19,391	19,391	19,391	19,391				17,968				17,324				18,950				15,005		14,404	13,323	11,973	10,505			10,551		10,000
C000219861
Account Value [Line Items]
Account Value	12,082	$ 12,082	12,082	12,082	12,082	12,082	12,082	12,082	12,021	11,670	11,089	11,215	10,868	10,795	10,435	10,829	12,044	12,202	11,742	11,869	11,624	10,976	10,000
C000002334
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Sycamore Established Value Fund
Account Value	25,055	$ 25,055	25,055	25,055	25,055	25,055	25,055	25,055				22,631				19,979				20,922				13,454		14,664	13,907	12,509	10,789			10,106		9,425
C000169232
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Sycamore Established Value Fund
Account Value	24,741	$ 24,741	24,741	24,741	24,741	24,741	24,741	24,741				22,465				19,987				21,088				13,666		15,009	14,341	13,002	11,303	$ 10,000
C000052114
Account Value [Line Items]
Account Value	27,435	27,435	27,435	27,435	27,435	27,435	27,435	27,435				24,703				21,738				22,692				14,546		15,805	14,939	13,398	11,528			10,759		10,000
C000002335
Account Value [Line Items]
Account Value	26,063	26,063	26,063	26,063	26,063	26,063	26,063	26,063				23,587				20,869				21,901				14,112		15,412	14,647	13,196	11,407			10,705		10,000
C000138366
Account Value [Line Items]
Account Value	27,549	27,549	27,549	27,549	27,549	27,549	27,549	27,549				24,793				21,809				22,757				14,581		15,840	14,972	13,416	11,531			10,763		10,000
C000111271
Account Value [Line Items]
Account Value	27,276	$ 27,276	27,276	27,276	27,276	27,276	27,276	27,276				24,579				21,647				22,607				14,493		15,754	14,894	13,356	11,490			10,742		10,000
C000002356
Account Value [Line Items]
Line Graph and Table Measure Name		Victory Sycamore Small Company Opportunity Fund
Account Value	20,933	$ 20,933	20,933	20,933	20,933	20,933	20,933	20,933				19,953				17,802				19,585				12,679		14,618	14,194	12,427	9,990			9,808		9,424
C000052116
Account Value [Line Items]
Account Value	22,976	22,976	22,976	22,976	22,976	22,976	22,976	22,976				21,822				19,398				21,264				13,720		15,765	15,255	13,313	10,668			10,443		10,000
C000002357
Account Value [Line Items]
Account Value	21,776	21,776	21,776	21,776	21,776	21,776	21,776	21,776				20,796				18,586				20,481				13,282		15,338	14,927	13,100	10,553			10,382		10,000
C000164985
Account Value [Line Items]
Account Value	22,979	22,979	22,979	22,979	22,979	22,979	22,979	22,979				21,814				19,387				21,242				13,700		15,731	15,219	13,278	10,641		10,000
C000111275
Account Value [Line Items]
Account Value	22,653	$ 22,653	22,653	22,653	22,653	22,653	22,653	22,653				21,529				19,154				21,004				13,571		15,613	15,130	13,233	10,630			10,423		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	19,209	$ 19,209	19,209	19,209	19,209	19,209	19,209	19,209				15,422				12,896				14,427				10,247	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	31,524	$ 31,524	31,524	31,524	31,524	31,524	31,524	31,524				25,309				21,162				23,676				16,816		15,642	14,166	12,386	10,506		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 31,475	$ 31,475	31,475	31,475	31,475	31,475	31,475	31,475				25,563				21,490				24,950				17,306		16,246	14,907	12,987	10,959			10,729		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	31,475	$ 31,475	31,475	31,475	31,475	31,475	31,475	31,475				25,563				21,490				24,950				17,306		16,246	14,907	12,987	10,959			10,729		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	31,475	$ 31,475	31,475	31,475	31,475	31,475	31,475	31,475				25,563				21,490				24,950				17,306		16,246	14,907	12,987	10,959			10,729		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	31,475	$ 31,475	31,475	31,475	31,475	31,475	31,475	31,475				25,563				21,490				24,950				17,306		16,246	14,907	12,987	10,959			10,729		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	31,475	$ 31,475	31,475	31,475	31,475	31,475	31,475	31,475				25,563				21,490				24,950				17,306		16,246	14,907	12,987	10,959			10,729		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	31,475	$ 31,475	31,475	31,475	31,475	31,475	31,475	31,475				25,563				21,490				24,950				17,306		16,246	14,907	12,987	10,959			10,729		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	29,020	$ 29,020	29,020	29,020	29,020	29,020	29,020	29,020				23,570				19,814				23,004				15,957		14,979	13,744	11,974	10,104			9,893	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 31,475	$ 31,475	31,475	31,475	31,475	31,475	31,475	31,475				25,563				21,490				24,950				17,306		16,246	14,907	12,987	10,959			10,729		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 31,475	$ 31,475	31,475	31,475	31,475	31,475	31,475	31,475				25,563				21,490				24,950				17,306		16,246	14,907	12,987	10,959			10,729		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	31,475	$ 31,475	31,475	31,475	31,475	31,475	31,475	31,475				25,563				21,490				24,950				17,306		16,246	14,907	12,987	10,959			10,729		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	31,475	$ 31,475	31,475	31,475	31,475	31,475	31,475	31,475				25,563				21,490				24,950				17,306		16,246	14,907	12,987	10,959			10,729		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
MSCI All Country World ex-USA Index (Net Dividends)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Account Value	14,579	$ 14,579	14,579	14,579	14,579	14,579	14,579	14,579				13,061				11,587				14,380				10,595		11,130	10,988	10,243	8,504			9,474		10,000
MSCI All Country World ex-USA Index (Net Dividends)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Account Value	14,579	$ 14,579	14,579	14,579	14,579	14,579	14,579	14,579				13,061				11,587				14,380				10,595		11,130	10,988	10,243	8,504			9,474		10,000
MSCI All Country World ex-USA Index (Net Dividends)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Account Value	15,326	$ 15,326	15,326	15,326	15,326	15,326	15,326	15,326				13,730				12,181				15,117				11,138		11,700	11,551	10,768	8,940			9,960	10,000
MSCI All Country World ex-USA Index (Net Dividends)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Account Value	14,579	$ 14,579	14,579	14,579	14,579	14,579	14,579	14,579				13,061				11,587				14,380				10,595		11,130	10,988	10,243	8,504			9,474		10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	22,474	$ 22,474	22,474	22,474	22,474	22,474	22,474	22,474				18,826				16,156				19,176				13,769		13,485	12,752	11,517	9,696			10,071		10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	22,474	$ 22,474	22,474	22,474	22,474	22,474	22,474	22,474				18,826				16,156				19,176				13,769		13,485	12,752	11,517	9,696			10,071		10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	22,474	$ 22,474	22,474	22,474	22,474	22,474	22,474	22,474				18,826				16,156				19,176				13,769		13,485	12,752	11,517	9,696			10,071		10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	22,474	$ 22,474	22,474	22,474	22,474	22,474	22,474	22,474				18,826				16,156				19,176				13,769		13,485	12,752	11,517	9,696			10,071		10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	22,474	$ 22,474	22,474	22,474	22,474	22,474	22,474	22,474				18,826				16,156				19,176				13,769		13,485	12,752	11,517	9,696			10,071		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,430	$ 11,430	11,430	11,430	11,430	11,430	11,430	11,430				11,137				11,243				12,533				12,575		11,564	10,720	10,763	10,797			10,186		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,430	$ 11,430	11,430	11,430	11,430	11,430	11,430	11,430				11,137				11,243				12,533				12,575		11,564	10,720	10,763	10,797			10,186		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,140	$ 11,140	11,140	11,140	11,140	11,140	11,140	11,140				10,854				10,957				12,214				12,255		11,270	10,448	10,490	10,523			9,927	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,430	$ 11,430	11,430	11,430	11,430	11,430	11,430	11,430				11,137				11,243				12,533				12,575		11,564	10,720	10,763	10,797			10,186		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	31,475	$ 31,475	31,475	31,475	31,475	31,475	31,475	31,475				25,563				21,490				24,950				17,306		16,246	14,907	12,987	10,959			10,729		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	31,475	$ 31,475	31,475	31,475	31,475	31,475	31,475	31,475				25,563				21,490				24,950				17,306		16,246	14,907	12,987	10,959			10,729		10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	22,474	$ 22,474	22,474	22,474	22,474	22,474	22,474	22,474				18,826				16,156				19,176				13,769		13,485	12,752	11,517	9,696			10,071		10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	22,474	$ 22,474	22,474	22,474	22,474	22,474	22,474	22,474				18,826				16,156				19,176				13,769		13,485	12,752	11,517	9,696			10,071		10,000
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Account Value	22,474	$ 22,474	22,474	22,474	22,474	22,474	22,474	22,474				18,826				16,156				19,176				13,769		13,485	12,752	11,517	9,696			10,071		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,430	$ 11,430	11,430	11,430	11,430	11,430	11,430	11,430				11,137				11,243				12,533				12,575		11,564	10,720	10,763	10,797			10,186		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,430	$ 11,430	11,430	11,430	11,430	11,430	11,430	11,430				11,137				11,243				12,533				12,575		11,564	10,720	10,763	10,797			10,186		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,430	$ 11,430	11,430	11,430	11,430	11,430	11,430	11,430				11,137				11,243				12,533				12,575		11,564	10,720	10,763	10,797			10,186		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,430	$ 11,430	11,430	11,430	11,430	11,430	11,430	11,430				11,137				11,243				12,533				12,575		11,564	10,720	10,763	10,797			10,186		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,140	$ 11,140	11,140	11,140	11,140	11,140	11,140	11,140				10,854				10,957				12,214				12,255		11,270	10,448	10,490	10,523			9,927	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	$ 11,430	11,430	11,430	11,430	11,430	11,430	11,430				11,137				11,243				12,533				12,575		11,564	10,720	10,763	10,797			10,186		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	$ 11,430	11,430	11,430	11,430	11,430	11,430	11,430				11,137				11,243				12,533				12,575		11,564	10,720	10,763	10,797			10,186		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	$ 11,430	11,430	11,430	11,430	11,430	11,430	11,430				11,137				11,243				12,533				12,575		11,564	10,720	10,763	10,797			10,186		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	$ 33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	32,829	$ 32,829	32,829	32,829	32,829	32,829	32,829	32,829				26,357				22,038				24,656				17,512		16,289	14,753	12,898	10,941	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	31,475	$ 31,475	31,475	31,475	31,475	31,475	31,475	31,475				25,563				21,490				24,950				17,306		16,246	14,907	12,987	10,959			10,729		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	31,475	$ 31,475	31,475	31,475	31,475	31,475	31,475	31,475				25,563				21,490				24,950				17,306		16,246	14,907	12,987	10,959			10,729		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	31,475	$ 31,475	31,475	31,475	31,475	31,475	31,475	31,475				25,563				21,490				24,950				17,306		16,246	14,907	12,987	10,959			10,729		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	30,155	$ 30,155	30,155	30,155	30,155	30,155	30,155	30,155				24,491				20,589				23,903				16,581		15,564	14,282	12,443	10,499		10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	31,475	$ 31,475	31,475	31,475	31,475	31,475	31,475	$ 31,475				25,563				21,490				24,950				17,306		16,246	14,907	12,987	10,959			10,729		10,000
Russell Microcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index						Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	18,761	$ 18,761	18,761	18,761	18,761	18,761	18,761	$ 18,761				17,378				16,894				21,169				11,529		13,552	15,212	12,604	9,602			10,344		10,000
Russell Microcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index						Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	18,761	$ 18,761	18,761	18,761	18,761	18,761	18,761	$ 18,761				17,378				16,894				21,169				11,529		13,552	15,212	12,604	9,602			10,344		10,000
Russell Microcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index						Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	$ 18,761	$ 18,761	$ 18,761	18,761	18,761	18,761	18,761	$ 18,761				17,378				16,894				21,169				11,529		13,552	15,212	12,604	9,602			10,344		10,000
Russell Microcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index	Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index	Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	$ 15,096	$ 15,096	$ 15,096	15,096	15,096	15,096	15,096	$ 15,096	15,910	15,354	13,202	13,983	13,376	14,104	13,295	13,594	16,347	16,931	16,725	17,034	16,252	12,557	10,000
Russell MidCap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index						Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	20,809	$ 20,809	20,809	$ 20,809	20,809	20,809	20,809	$ 20,809				18,583				16,817				18,685				12,207		13,842	13,351	12,408	10,704			10,367		10,000
Russell MidCap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	14,575	$ 14,575	14,575	$ 14,575	14,575	$ 14,575	14,575	14,575				13,016				11,779				13,088				8,550	$ 10,000
Russell MidCap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index				Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	21,640	$ 21,640	21,640	21,640	21,640	$ 21,640	21,640	$ 21,640				19,325				17,488				19,431				12,695		14,395	13,884	12,904	11,131		10,000
Russell MidCap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index						Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	$ 20,809	$ 20,809	$ 20,809	20,809	20,809	20,809	20,809	$ 20,809				18,583				16,817				18,685				12,207		13,842	13,351	12,408	10,704			10,367		10,000
Russell MidCap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	$ 15,513	$ 15,513	$ 15,513	15,513	15,513	15,513	15,513	$ 15,513	16,059	14,839	13,236	13,853	13,339	13,165	11,919	12,537	14,693	14,966	13,788	13,929	13,183	11,661	10,000
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	18,294	$ 18,294	18,294	18,294	18,294	18,294	18,294	$ 18,294				16,497				15,562				18,588				10,727		12,999	13,863	12,258	9,817			10,078		10,000
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	18,294	$ 18,294	18,294	18,294	18,294	18,294	18,294	$ 18,294				16,497				15,562				18,588				10,727		12,999	13,863	12,258	9,817			10,078		10,000
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	18,294	$ 18,294	18,294	18,294	18,294	18,294	18,294	$ 18,294				16,497				15,562				18,588				10,727		12,999	13,863	12,258	9,817			10,078		10,000
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	18,294	$ 18,294	18,294	18,294	18,294	18,294	18,294	$ 18,294				16,497				15,562				18,588				10,727		12,999	13,863	12,258	9,817			10,078		10,000
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	18,294	$ 18,294	18,294	18,294	18,294	18,294	18,294	$ 18,294				16,497				15,562				18,588				10,727		12,999	13,863	12,258	9,817			10,078		10,000
Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500™ Value Index
Account Value	19,256	19,256	19,256	19,256	19,256	19,256	$ 19,256	$ 19,256				17,310				15,684				18,067				11,069		13,099	13,356	11,979	10,121			10,099		10,000
Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2500™ Value Index
Account Value	19,006	19,006	19,006	19,006	19,006	19,006	$ 19,006	$ 19,006				17,085				15,480				17,832				10,925		12,928	13,182	11,824	9,989			9,968	10,000
Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2500™ Value Index
Account Value	$ 19,256	19,256	$ 19,256	19,256	19,256	19,256	19,256	$ 19,256				17,310				15,684				18,067				11,069		13,099	13,356	11,979	10,121			10,099		10,000
Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index		Russell 2500™ Value Index
Account Value	$ 16,045	$ 16,045	$ 16,045	16,045	16,045	16,045	16,045	$ 16,045	16,766	15,807	13,895	14,423	13,819	13,629	12,479	13,068	15,445	15,681	14,743	15,054	14,337	12,272	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Index						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	$ 33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Index						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	$ 33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Index						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	33,521	$ 33,521	33,521	33,521	33,521	33,521	33,521	$ 33,521				26,912				22,503				25,175				17,881		16,633	15,064	13,170	11,171			10,742		10,000
Russell MidCap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Growth Index						Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Account Value	27,178	$ 27,178	27,178	27,178	27,178	27,178	27,178	$ 27,178				23,622				19,184				27,240				18,947		16,930	14,859	12,537	10,711			10,945		10,000
Russell MidCap Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	23,768	$ 23,768	23,768	23,768	23,768	23,768	23,768	$ 23,768				21,057				18,322				22,154				14,789		15,128	14,030	12,490	10,723			10,663		10,000
Russell MidCap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Growth Index						Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Account Value	27,178	$ 27,178	27,178	27,178	27,178	27,178	27,178	$ 27,178				23,622				19,184				27,240				18,947		16,930	14,859	12,537	10,711			10,945		10,000
Russell MidCap Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	23,768	$ 23,768	23,768	23,768	23,768	23,768	23,768	$ 23,768				21,057				18,322				22,154				14,789		15,128	14,030	12,490	10,723			10,663		10,000
Russell MidCap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Growth Index						Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Account Value	27,178	$ 27,178	27,178	27,178	27,178	27,178	27,178	$ 27,178				23,622				19,184				27,240				18,947		16,930	14,859	12,537	10,711			10,945		10,000
Russell MidCap Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	23,768	$ 23,768	23,768	23,768	23,768	23,768	23,768	$ 23,768				21,057				18,322				22,154				14,789		15,128	14,030	12,490	10,723			10,663		10,000
Russell MidCap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Growth Index						Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Growth Index
Account Value	27,178	$ 27,178	27,178	27,178	27,178	27,178	27,178	$ 27,178				23,622				19,184				27,240				18,947		16,930	14,859	12,537	10,711			10,945		10,000
Russell MidCap Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	23,768	$ 23,768	23,768	23,768	23,768	23,768	23,768	$ 23,768				21,057				18,322				22,154				14,789		15,128	14,030	12,490	10,723			10,663		10,000
S&P Developed ex-U.S. SmallCap Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Developed Ex-U.S. SmallCap Index						S&P Developed Ex-U.S. SmallCap Index
Account Value	14,521	$ 14,521	14,521	14,521	14,521	14,521	14,521	$ 14,521				13,497				12,215				16,344				11,380		11,872	12,650	11,398	9,392			9,803		10,000
S&P Developed ex-U.S. SmallCap Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Developed Ex-U.S. SmallCap Index						S&P Developed Ex-U.S. SmallCap Index
Account Value	14,521	$ 14,521	14,521	14,521	14,521	14,521	14,521	$ 14,521				13,497				12,215				16,344				11,380		11,872	12,650	11,398	9,392			9,803		10,000
S&P Developed ex-U.S. SmallCap Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Developed Ex-U.S. SmallCap Index						S&P Developed Ex-U.S. SmallCap Index
Account Value	14,521	$ 14,521	14,521	14,521	14,521	14,521	14,521	$ 14,521				13,497				12,215				16,344				11,380		11,872	12,650	11,398	9,392			9,803		10,000
S&P Developed ex-U.S. SmallCap Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Developed Ex-U.S. SmallCap Index						S&P Developed Ex-U.S. SmallCap Index
Account Value	14,521	$ 14,521	14,521	14,521	14,521	14,521	14,521	$ 14,521				13,497				12,215				16,344				11,380		11,872	12,650	11,398	9,392			9,803		10,000
S&P Developed ex-U.S. SmallCap Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Developed Ex-U.S. SmallCap Index						S&P Developed Ex-U.S. SmallCap Index
Account Value	14,521	$ 14,521	14,521	14,521	14,521	14,521	14,521	$ 14,521				13,497				12,215				16,344				11,380		11,872	12,650	11,398	9,392			9,803		10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	19,677	$ 19,677	19,677	19,677	19,677	19,677	19,677	$ 19,677				17,879				15,920				21,283				13,135		14,067	14,549	12,375	9,932			10,649		10,000
Russell Microcap Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	17,137	$ 17,137	17,137	17,137	17,137	17,137	17,137	$ 17,137				16,174				15,167				21,897				12,458		13,082	14,598	12,144	9,517			10,821		10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	19,677	$ 19,677	19,677	19,677	19,677	19,677	19,677	$ 19,677				17,879				15,920				21,283				13,135		14,067	14,549	12,375	9,932			10,649		10,000
Russell Microcap Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Account Value	17,137	$ 17,137	17,137	17,137	17,137	17,137	17,137	$ 17,137				16,174				15,167				21,897				12,458		13,082	14,598	12,144	9,517			10,821		10,000
40% Bloomberg Barclays US Aggr Bond Index & 60% MSCI ACW Index
Account Value [Line Items]
Line Graph and Table Measure Name		60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index						60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index
Account Value	17,542	$ 17,542	17,542	17,542	17,542	17,542	17,542	$ 17,542				15,594				14,249				16,459				13,470		12,794	11,961	11,258	10,161			10,127		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,430	$ 11,430	11,430	11,430	11,430	11,430	11,430	$ 11,430				11,137				11,243				12,533				12,575		11,564	10,720	10,763	10,797			10,186		10,000
40% Bloomberg Barclays US Aggr Bond Index & 60% MSCI ACW Index
Account Value [Line Items]
Line Graph and Table Measure Name		60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index						60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index
Account Value	17,542	$ 17,542	17,542	17,542	17,542	17,542	17,542	$ 17,542				15,594				14,249				16,459				13,470		12,794	11,961	11,258	10,161			10,127		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,430	$ 11,430	11,430	11,430	11,430	11,430	11,430	$ 11,430				11,137				11,243				12,533				12,575		11,564	10,720	10,763	10,797			10,186		10,000
40% Bloomberg Barclays US Aggr Bond Index & 60% MSCI ACW Index
Account Value [Line Items]
Line Graph and Table Measure Name		60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index						60% MSCI All-Country World Index/40% Bloomberg US Aggregate Bond Index
Account Value	17,542	$ 17,542	17,542	17,542	17,542	17,542	17,542	$ 17,542				15,594				14,249				16,459				13,470		12,794	11,961	11,258	10,161			10,127		10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,430	$ 11,430	11,430	11,430	11,430	11,430	11,430	$ 11,430				11,137				11,243				12,533				12,575		11,564	10,720	10,763	10,797			10,186		10,000
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government Bond Index						Bloomberg 1-5 Year U.S. Government Bond Index
Account Value	11,181	$ 11,181	11,181	11,181	11,181	11,181	11,181	$ 11,181				10,736				10,777				11,329				11,365		10,789	10,281	10,320	10,374			10,132		10,000
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government Bond Index						Bloomberg 1-5 Year U.S. Government Bond Index
Account Value	11,181	$ 11,181	11,181	11,181	11,181	11,181	11,181	$ 11,181				10,736				10,777				11,329				11,365		10,789	10,281	10,320	10,374			10,132		10,000
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government Bond Index						Bloomberg 1-5 Year U.S. Government Bond Index
Account Value	11,181	$ 11,181	11,181	11,181	11,181	11,181	11,181	$ 11,181				10,736				10,777				11,329				11,365		10,789	10,281	10,320	10,374			10,132		10,000
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government Bond Index						Bloomberg 1-5 Year U.S. Government Bond Index
Account Value	11,181	$ 11,181	11,181	11,181	11,181	11,181	$ 11,181	$ 11,181				10,736				10,777				11,329				11,365		10,789	10,281	10,320	10,374			10,132		10,000
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government Bond Index					Bloomberg 1-5 Year U.S. Government Bond Index
Account Value	11,104	$ 11,104	11,104	11,104	11,104	11,104	$ 11,104	$ 11,104				10,662				10,703				11,251				11,287		10,715	10,210	10,249	10,302			10,062	$ 10,000
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government Bond Index						Bloomberg 1-5 Year U.S. Government Bond Index
Account Value	$ 11,181	$ 11,181	$ 11,181	11,181	11,181	11,181	11,181	$ 11,181				10,736				10,777				11,329				11,365		10,789	10,281	10,320	10,374			10,132		10,000
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Government Bond Index	Bloomberg 1-5 Year U.S. Government Bond Index	Bloomberg 1-5 Year U.S. Government Bond Index
Account Value	$ 9,837	$ 9,837	$ 9,837	9,837	9,837	9,837	9,837	$ 9,837	9,761	9,766	9,463	9,446	9,529	9,355	9,269	9,481	9,563	9,896	9,970	9,967	9,956	10,014	10,000
ICE BofA ML Investment Grade U.S. Conv 5% Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofAML Investment Grade U.S. Conv 5% Constrained Index						ICE BofAML Investment Grade U.S. Conv 5% Constrained Index
Account Value	21,593	$ 21,593	21,593	21,593	21,593	21,593	21,593	$ 21,593				19,930				19,213				19,841				16,215		15,917	14,276	12,857	11,029			10,830		10,000
ICE BofA ML Investment Grade U.S. Conv 5% Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofAML Investment Grade U.S. Conv 5% Constrained Index						ICE BofAML Investment Grade U.S. Conv 5% Constrained Index
Account Value	$ 21,593	$ 21,593	$ 21,593	21,593	21,593	21,593	21,593	$ 21,593				19,930				19,213				19,841				16,215		15,917	14,276	12,857	11,029			10,830		10,000
ICE BofA ML Investment Grade U.S. Conv 5% Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index	ICE BofAML Investment Grade U.S. Conv 5% Constrained Index
Account Value	$ 12,596	$ 12,596	$ 12,596	12,596	12,596	12,596	12,596	$ 12,596	$ 12,436	$ 12,165	$ 11,495	11,626	$ 11,424	$ 11,397	$ 10,942	11,208	$ 12,143	$ 12,158	$ 11,568	11,574	$ 11,423	$ 10,809	$ 10,000
Russell MidCap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index						Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	20,809	$ 20,809	20,809	20,809	$ 20,809	20,809	20,809	$ 20,809				18,583				16,817				18,685				12,207		13,842	13,351	12,408	10,704			10,367		10,000
Russell MidCap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	22,248	$ 22,248	22,248	22,248	$ 22,248	22,248	22,248	$ 22,248				19,868				17,980				19,977				13,051		14,799	14,274	13,266	11,444	$ 10,000
Russell MidCap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index						Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	20,809	$ 20,809	20,809	20,809	20,809	20,809	20,809	$ 20,809				18,583				16,817				18,685				12,207		13,842	13,351	12,408	10,704			10,367		10,000
Russell MidCap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index						Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	20,809	$ 20,809	20,809	20,809	20,809	20,809	20,809	$ 20,809				18,583				16,817				18,685				12,207		13,842	13,351	12,408	10,704			10,367		10,000
Russell MidCap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index						Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	20,809	$ 20,809	20,809	20,809	20,809	20,809	20,809	$ 20,809				18,583				16,817				18,685				12,207		13,842	13,351	12,408	10,704			10,367		10,000
Russell MidCap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index						Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	20,809	$ 20,809	20,809	20,809	20,809	20,809	20,809	$ 20,809				18,583				16,817				18,685				12,207		13,842	13,351	12,408	10,704			10,367		10,000
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	18,294	$ 18,294	18,294	18,294	18,294	18,294	18,294	$ 18,294				16,497				15,562				18,588				10,727		12,999	13,863	12,258	9,817			10,078		10,000
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	18,294	$ 18,294	18,294	18,294	18,294	18,294	18,294	$ 18,294				16,497				15,562				18,588				10,727		12,999	13,863	12,258	9,817			10,078		10,000
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	18,294	$ 18,294	18,294	18,294	18,294	$ 18,294	18,294	$ 18,294				16,497				15,562				18,588				10,727		12,999	13,863	12,258	9,817			10,078		10,000
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	20,177	$ 20,177	20,177	20,177	20,177	$ 20,177	20,177	$ 20,177				18,194				17,163				20,501				11,831		14,337	15,290	13,519	10,828		$ 10,000
Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 9px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: justify;">®</sup> Value Index						Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Index
Account Value	$ 18,294	$ 18,294	$ 18,294	$ 18,294	$ 18,294	$ 18,294	$ 18,294	$ 18,294				$ 16,497				$ 15,562				$ 18,588				$ 10,727		$ 12,999	$ 13,863	$ 12,258	$ 9,817			$ 10,078		$ 10,000